FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Forward Emerald Opportunities Fund

Forward Global Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Progressive Real Estate Fund

Sierra Club Equity Income Fund

Sierra Club Stock Fund

Supplement dated May 8, 2007

(to the Forward Funds Investor and Institutional Class Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2007)

The following information applies to the Forward Large Cap Equity Fund only:

On May 1, 2007, Morgan Stanley Investment Management, Inc. (“MSIM”) acquired substantially all of the assets of Affinity Investment Advisors, LLC, the sub-advisor to the Forward Large Cap Equity Fund (“the Fund”), and hired Gregory Lai and Jordan Floriani, who are the current portfolio managers for the Fund. The Board of Trustees of Forward Funds (“the Board”) has approved an interim sub-advisory agreement with MSIM in connection with the Fund. The objective and principal investment strategy of the Fund, as described in the Prospectus, will remain the same. As of May 1, 2007, all references in the Prospectus and SAI to Affinity Investment Advisors, LLC as sub-advisor to the Fund are changed to MSIM.

MSIM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of MSIM. As of March 31, 2007, MSIM, together with its affiliated asset management companies, had approximately $500.4 billion in assets under management or supervision.

The Board will be considering a permanent sub-advisory arrangement for the Fund. In accordance with the terms of the Prospectus, shareholders will be notified of future changes in the sub-advisory arrangement and investment strategy for the Fund.

FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Emerald Growth Fund

Forward Hoover Small Cap Equity Fund

Forward Legato Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Forward International Small Companies Fund

Sierra Club Stock Fund

Supplement dated May 8, 2007

(to the Forward Funds Class A and Class C Shares Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2007)

The following information applies to the Forward Large Cap Equity Fund only:

On May 1, 2007, Morgan Stanley Investment Management, Inc. (“MSIM”) acquired substantially all of the assets of Affinity Investment Advisors, LLC, the sub-advisor to the Forward Large Cap Equity Fund (“the Fund”), and hired Gregory Lai and Jordan Floriani, who are the current portfolio managers for the Fund. The Board of Trustees of Forward Funds (“the Board”) has approved an interim sub-advisory agreement with MSIM in connection with the Fund. The objective and principal investment strategy of the Fund, as described in the Prospectus, will remain the same. As of May 1, 2007, all references in the Prospectus and SAI to Affinity Investment Advisors, LLC as sub-advisor to the Fund are changed to MSIM.

MSIM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of MSIM. As of March 31, 2007, MSIM, together with its affiliated asset management companies, had approximately $500.4 billion in assets under management or supervision.

The Board will be considering a permanent sub-advisory arrangement for the Fund. In accordance with the terms of the Prospectus, shareholders will be notified of future changes in the sub-advisory arrangement and investment strategy for the Fund.